NOTE 35. GROUP DETAILS	12 Months Ended
Dec. 31, 2021
Note 35. Group Details
NOTE 35. GROUP DETAILS	NOTE 35. GROUP DETAILS The registered office and principal place of business is: Level 7, 420 King William Street Adelaide SA 5000